UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road
Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Daniel E. Draper
President
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2016 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 2.7%
15,831	Cousins Properties, Inc.	$168,442
14,834	Liberty Property Trust	613,831

		782,273

	Health Care - 11.3%
11,525	Care Capital Properties, Inc.	340,909
38,084	HCP, Inc.	1,494,035
6,670	National Health Investors, Inc.	524,062
10,496	Physicians Realty Trust	227,973
9,172	Ventas, Inc.	698,540

		3,285,519

	Hotel & Resort - 4.4%
12,778	Apple Hospitality REIT, Inc.	260,288
10,816	DiamondRock Hospitality Co.	106,213
30,989	Host Hotels & Resorts, Inc.	549,745
7,098	RLJ Lodging Trust	168,506
3,761	Ryman Hospitality Properties, Inc.	211,519

		1,296,271

	Industrial - 3.7%
4,278	EastGroup Properties, Inc.	314,946
14,100	Prologis, Inc.	768,309

		1,083,255

	Office - 15.7%
6,354	Alexandria Real Estate Equities, Inc.	713,554
13,552	Brandywine Realty Trust	228,622
12,692	Columbia Property Trust, Inc.	308,416
7,296	Corporate Office Properties Trust	218,588
7,528	Highwoods Properties, Inc.	419,460
10,884	Hudson Pacific Properties, Inc.	367,988
4,159	Kilroy Realty Corp.	304,481
11,230	Piedmont Office Realty Trust, Inc., Class A	246,386
7,678	SL Green Realty Corp.	904,622
8,147	Vornado Realty Trust	874,988

		4,587,105

	Residential - 14.1%
13,369	American Homes 4 Rent, Class A	290,107
7,553	AvalonBay Communities, Inc.	1,402,215
5,887	Equity Residential	400,257
3,898	Essex Property Trust, Inc.	911,664
4,539	Mid-America Apartment Communities, Inc.	481,225
4,123	Post Properties, Inc.	262,182
4,474	Sun Communities, Inc.	354,117

		4,101,767

	Retail - 21.7%
36,360	Brixmor Property Group, Inc.	1,032,624
24,051	DDR Corp.	474,767
18,938	National Retail Properties, Inc.	1,006,744
7,503	Ramco-Gershenson Properties Trust	148,859
11,563	Retail Opportunity Investments Corp.	263,983
12,193	Simon Property Group, Inc.	2,768,299
14,906	Weingarten Realty Investors	643,790

		6,339,066

	Specialized - 26.4%
10,956	American Tower Corp.	1,268,376
12,170	Crown Castle International Corp.	1,180,855
7,028	CyrusOne, Inc.	385,275
4,886	EPR Properties	410,522
3,112	Equinix, Inc.	1,160,371
6,032	Extra Space Storage, Inc.	518,873
4,725	InfraREIT, Inc.	83,443

6,674	Lamar Advertising Co., Class A	$452,898
2,784	Public Storage	665,153
3,564	QTS Realty Trust, Inc., Class A	204,039
2,718	Sovran Self Storage, Inc.	278,242
33,666	Weyerhaeuser Co.	1,101,552

		7,709,599

	Total Real Estate Investment Trusts (Cost $25,454,684)	29,184,855

	Money Market Fund - 0.0%
3,749	Invesco Premier Portfolio - Institutional Class, 0.36%(b) (Cost $3,749)	3,749

	Total Investments (Cost $25,458,433)(c) - 100.0%	29,188,604
	Other assets less liabilities - (0.0)%	(3,595)

	Net Assets - 100.0%	$29,185,009

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,019,467. The net unrealized appreciation was $3,169,137, which consisted of aggregate gross unrealized appreciation of $3,790,585 and aggregate gross unrealized depreciation of $621,448.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 37.0%
	Consumer Discretionary - 8.1%
715	Bed Bath & Beyond, Inc.	$32,139
996	Best Buy Co., Inc.	33,466
1,060	BorgWarner, Inc.	35,171
749	Darden Restaurants, Inc.	46,108
1,221	Discovery Communications, Inc., Class A(b)	30,635
550	Foot Locker, Inc.	32,791
2,439	Ford Motor Co.	30,878
1,422	Gap, Inc. (The)	36,673
1,073	General Motors Co.	33,842
427	Harman International Industries, Inc.	35,287
2,651	Interpublic Group of Cos., Inc. (The)	61,132
913	Macy’s, Inc.	32,713
2,462	News Corp., Class A	31,932
514	PVH Corp.	51,945
341	Ralph Lauren Corp., Class A	33,449
3,537	Staples, Inc.	32,859
433	Target Corp.	32,618
511	Tiffany & Co.	32,970
734	TripAdvisor, Inc., Class A(b)	51,358
2,762	Twenty-First Century Fox, Inc., Class B	74,657
406	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	106,051
309	Walt Disney Co. (The)	29,648

		918,322

	Consumer Staples - 4.2%
721	Archer-Daniels-Midland Co.	32,503
2,766	ConAgra Foods, Inc.	129,338
1,154	Molson Coors Brewing Co., Class B	117,893
3,350	Sysco Corp.	173,496
413	Wal-Mart Stores, Inc.	30,137

		483,367

	Energy - 3.1%
2,939	Cabot Oil & Gas Corp.	72,505
325	Exxon Mobil Corp.	28,909
1,157	FMC Technologies, Inc.(b)	29,365
463	Helmerich & Payne, Inc.	28,692
832	Marathon Petroleum Corp.	32,772
1,083	Range Resources Corp.	43,656
2,366	Southwestern Energy Co.(b)	34,496
4,739	Transocean Ltd.	52,082
606	Valero Energy Corp.	31,682

		354,159

	Financials - 2.9%
1,867	CBRE Group, Inc., Class A(b)	53,116
1,166	Comerica, Inc.	52,750
443	Equinix, Inc. REIT	165,181
710	Legg Mason, Inc.	24,239
2,298	Navient Corp.	32,632

		327,918

	Health Care - 1.0%
583	Universal Health Services, Inc., Class B	75,516
369	Varian Medical Systems, Inc.(b)	34,959

		110,475

	Industrials - 5.1%
825	Alaska Air Group, Inc.	55,456
620	Allegion PLC	44,882
1,178	CSX Corp.	33,373
274	Cummins, Inc.	33,639
849	Delta Air Lines, Inc.	32,899
515	Eaton Corp. PLC	32,656

592	Emerson Electric Co.	$33,093
620	Fluor Corp.	33,182
712	Kansas City Southern	68,430
2,207	Masco Corp.	80,511
1,188	Pentair PLC (United Kingdom)	75,818
355	Ryder System, Inc.	23,395
750	United Continental Holdings, Inc.(b)	35,168

		582,502

	Information Technology - 7.5%
1,460	Autodesk, Inc.(b)	86,797
1,067	Cisco Systems, Inc.	32,575
1,517	Corning, Inc.	33,708
864	CSRA, Inc.	23,259
445	F5 Networks, Inc.(b)	54,922
2,447	HP, Inc.	34,282
925	Intel Corp.	32,245
1,370	Juniper Networks, Inc.	31,085
1,026	Lam Research Corp.	92,104
2,539	Micron Technology, Inc.(b)	34,886
1,041	Motorola Solutions, Inc.	72,225
1,288	NetApp, Inc.	33,939
582	QUALCOMM, Inc.	36,422
1,305	Seagate Technology PLC	41,799
542	TE Connectivity Ltd. (Switzerland)	32,672
631	VeriSign, Inc.(b)	54,651
676	Western Digital Corp.	32,117
9,393	Xerox Corp.	96,748

		856,436

	Materials - 3.2%
895	Ball Corp.	63,250
1,284	CF Industries Holdings, Inc.	31,689
620	Dow Chemical Co. (The)	33,275
842	FMC Corp.	40,029
1,187	Mosaic Co. (The)	32,049
1,018	Owens-Illinois, Inc.(b)	19,128
871	Vulcan Materials Co.	107,987
816	WestRock Co.	35,014

		362,421

	Telecommunication Services - 1.7%
697	AT&T, Inc.	30,173
1,045	CenturyLink, Inc.	32,855
6,073	Frontier Communications Corp.	31,579
1,913	Level 3 Communications, Inc.(b)	96,798

		191,405

	Utilities - 0.2%
1,923	NRG Energy, Inc.	26,614

	Total Common Stocks and Other Equity Interests (Cost $4,172,232)	4,213,619

	Money Market Funds(c) - 59.5%
1,354,140	Invesco Premier Portfolio - Institutional Class, 0.36%	1,354,140
1,354,140	Invesco Premier Tax-Exempt Portfolio - Institutional Class, 0.26%	1,354,140
1,354,140	Invesco Short - Term Investment Trust - Government & Agency Portfolio - Institutional Class, 0.32%	1,354,140
1,354,140	Invesco Short - Term Investment Trust - STIC Prime Portfolio - Institutional Class, 0.32%	1,354,140
1,354,140	Invesco Short - Term Investment Trust - Treasury Portfolio - Institutional Class, 0.23%	1,354,140

	Total Money Market Funds (Cost 6,770,700)	6,770,700

	Total Investments (Cost $10,942,932)(d) - 96.5%	10,984,319
	Other assets less liabilities - 3.5%	393,628

	Net Assets - 100.0%	$11,377,947

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $10,997,173. The net unrealized depreciation was $12,854, which consisted of aggregate gross unrealized appreciation of $262,861 and aggregate gross unrealized depreciation of $275,715.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 97.5%
	Consumer Discretionary - 12.1%
447	Advance Auto Parts, Inc.	$75,927
2,350	Amazon.com, Inc.(b)	1,783,203
433	AutoNation, Inc.(b)	23,101
182	AutoZone, Inc.(b)	148,143
938	Bed Bath & Beyond, Inc.	42,163
1,712	Best Buy Co., Inc.	57,523
1,322	BorgWarner, Inc.	43,864
1,178	CarMax, Inc.(b)	68,630
2,664	Carnival Corp.	124,462
2,523	CBS Corp., Class B	131,751
178	Chipotle Mexican Grill, Inc.(b)	75,470
1,689	Coach, Inc.	72,813
14,688	Comcast Corp., Class A	987,768
2,005	D.R. Horton, Inc.	65,924
693	Darden Restaurants, Inc.	42,661
1,658	Delphi Automotive PLC (United Kingdom)	112,446
914	Discovery Communications, Inc., Class A(b)	22,932
1,450	Discovery Communications, Inc., Class C(b)	35,583
1,723	Dollar General Corp.	163,237
1,431	Dollar Tree, Inc.(b)	137,791
713	Expedia, Inc., Class A	83,171
827	Foot Locker, Inc.	49,306
23,704	Ford Motor Co.	300,093
1,378	Gap, Inc. (The)	35,539
713	Garmin Ltd.	38,737
8,512	General Motors Co.	268,468
909	Genuine Parts Co.	92,936
1,615	Goodyear Tire & Rubber Co. (The)	46,302
1,364	H&R Block, Inc.	32,450
2,293	Hanesbrands, Inc.	61,131
1,100	Harley-Davidson, Inc.	58,212
429	Harman International Industries, Inc.	35,453
682	Hasbro, Inc.	55,399
7,558	Home Depot, Inc. (The)	1,044,818
2,444	Interpublic Group of Cos., Inc. (The)	56,359
3,939	Johnson Controls, Inc.	180,879
1,116	Kohl’s Corp.	46,414
1,536	L Brands, Inc.	113,510
816	Leggett & Platt, Inc.	42,897
1,114	Lennar Corp., Class A	52,135
1,863	LKQ Corp.(b)	64,069
5,383	Lowe’s Cos., Inc.	442,913
1,873	Macy’s, Inc.	67,110
1,158	Marriott International, Inc., Class A	83,029
2,068	Mattel, Inc.	69,030
5,333	McDonald’s Corp.	627,427
1,072	Michael Kors Holdings Ltd.(b)	55,444
388	Mohawk Industries, Inc.(b)	81,069
2,602	Netflix, Inc.(b)	237,432
2,774	Newell Brands, Inc.	145,524
2,312	News Corp., Class A	29,987
655	News Corp., Class B	8,803
8,089	NIKE, Inc., Class B	448,940
780	Nordstrom, Inc.	34,499
1,445	Omnicom Group, Inc.	118,909
586	O’Reilly Automotive, Inc.(b)	170,309
302	Priceline Group, Inc. (The)(b)	407,945
1,912	PulteGroup, Inc.	40,496
492	PVH Corp.	49,722
347	Ralph Lauren Corp., Class A	34,037
2,441	Ross Stores, Inc.	150,927

1,020	Royal Caribbean Cruises Ltd.	$73,889
577	Scripps Networks Interactive, Inc., Class A	38,117
474	Signet Jewelers Ltd.	41,669
3,927	Staples, Inc.	36,482
8,900	Starbucks Corp.	516,645
1,024	Starwood Hotels & Resorts Worldwide, Inc.	79,933
3,580	Target Corp.	269,681
1,323	TEGNA, Inc.	28,974
666	Tiffany & Co.	42,970
4,777	Time Warner, Inc.	366,157
4,016	TJX Cos., Inc. (The)	328,188
811	Tractor Supply Co.	74,328
694	TripAdvisor, Inc., Class A(b)	48,559
6,657	Twenty-First Century Fox, Inc., Class A	177,342
2,619	Twenty-First Century Fox, Inc., Class B	70,792
379	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	98,999
1,119	Under Armour, Inc., Class C(b)	39,948
1,113	Under Armour, Inc., Class A(b)	43,919
527	Urban Outfitters, Inc.(b)	15,757
2,026	VF Corp.	126,483
2,105	Viacom, Inc., Class B	95,714
9,067	Walt Disney Co. (The)	869,979
461	Whirlpool Corp.	88,678
681	Wyndham Worldwide Corp.	48,365
495	Wynn Resorts Ltd.	48,485
2,475	Yum! Brands, Inc.	221,315

		14,168,590

	Consumer Staples - 9.8%
11,885	Altria Group, Inc.	804,615
3,570	Archer-Daniels-Midland Co.	160,936
611	Brown-Forman Corp., Class B	59,994
1,090	Campbell Soup Co.	67,874
780	Church & Dwight Co., Inc.	76,627
786	Clorox Co. (The)	103,021
23,653	Coca-Cola Co. (The)	1,031,980
5,424	Colgate-Palmolive Co.	403,708
2,651	ConAgra Foods, Inc.	123,961
1,072	Constellation Brands, Inc., Class A	176,483
2,661	Costco Wholesale Corp.	444,972
6,524	CVS Health Corp.	604,905
1,129	Dr Pepper Snapple Group, Inc.	111,218
1,352	Estee Lauder Cos., Inc. (The), Class A	125,601
3,611	General Mills, Inc.	259,595
854	Hershey Co. (The)	94,589
1,641	Hormel Foods Corp.	61,291
727	JM Smucker Co. (The)	112,074
1,531	Kellogg Co.	126,629
2,188	Kimberly-Clark Corp.	283,455
3,620	Kraft Heinz Co. (The)	312,732
5,793	Kroger Co. (The)	198,063
700	McCormick & Co., Inc.	71,575
1,133	Mead Johnson Nutrition Co.	101,064
1,119	Molson Coors Brewing Co., Class B	114,317
9,428	Mondelez International, Inc., Class A	414,643
855	Monster Beverage Corp.(b)	137,339
8,775	PepsiCo, Inc.	955,773
9,424	Philip Morris International, Inc.	944,850
16,171	Procter & Gamble Co. (The)	1,384,076
5,030	Reynolds American, Inc.	251,802
3,183	Sysco Corp.	164,848
1,825	Tyson Foods, Inc., Class A	134,320
5,250	Walgreens Boots Alliance, Inc.	416,063
9,277	Wal-Mart Stores, Inc.	676,943
1,950	Whole Foods Market, Inc.	59,436

		11,571,372

	Energy - 6.8%
3,100	Anadarko Petroleum Corp.	169,043
2,300	Apache Corp.	120,750
2,660	Baker Hughes, Inc.	127,228
2,824	Cabot Oil & Gas Corp.	69,668
3,553	Chesapeake Energy Corp.(b)	19,257
11,450	Chevron Corp.	1,173,396

Schedule of Investments(a)

576	Cimarex Energy Co.	$69,132
792	Concho Resources, Inc.(b)	98,366
7,523	ConocoPhillips	307,089
3,183	Devon Energy Corp.	121,845
392	Diamond Offshore Drilling, Inc.	8,906
3,343	EOG Resources, Inc.	273,123
1,050	EQT Corp.	76,503
25,191	Exxon Mobil Corp.	2,240,739
1,376	FMC Technologies, Inc.(b)	34,923
5,220	Halliburton Co.	227,905
656	Helmerich & Payne, Inc.	40,652
1,600	Hess Corp.	85,840
11,116	Kinder Morgan, Inc.	225,988
5,150	Marathon Oil Corp.	70,246
3,218	Marathon Petroleum Corp.	126,757
983	Murphy Oil Corp.	26,964
2,290	National Oilwell Varco, Inc.	74,082
1,195	Newfield Exploration Co.(b)	51,744
2,603	Noble Energy, Inc.	92,979
4,640	Occidental Petroleum Corp.	346,747
1,276	ONEOK, Inc.	57,152
2,842	Phillips 66	216,163
993	Pioneer Natural Resources Co.	161,432
1,031	Range Resources Corp.	41,560
8,442	Schlumberger Ltd.	679,750
2,875	Southwestern Energy Co.(b)	41,918
4,156	Spectra Energy Corp.	149,491
729	Tesoro Corp.	55,513
2,085	Transocean Ltd.	22,914
2,854	Valero Energy Corp.	149,207
4,149	Williams Cos., Inc. (The)	99,452

		7,954,424

	Financials - 15.4%
327	Affiliated Managers Group, Inc.(b)	47,997
2,515	Aflac, Inc.	181,784
2,274	Allstate Corp. (The)	155,382
4,911	American Express Co.	316,563
6,798	American International Group, Inc.	370,083
2,578	American Tower Corp. REIT	298,455
1,008	Ameriprise Financial, Inc.	96,607
1,609	Aon PLC	172,276
951	Apartment Investment & Management Co.,
	Class A REIT	43,718
1,076	Arthur J. Gallagher & Co.	52,928
376	Assurant, Inc.	31,212
833	AvalonBay Communities, Inc. REIT	154,646
62,402	Bank of America Corp.	904,205
6,543	Bank of New York Mellon Corp. (The)	257,794
4,987	BB&T Corp.	183,871
11,384	Berkshire Hathaway, Inc., Class B(b)	1,642,370
764	BlackRock, Inc.	279,815
933	Boston Properties, Inc. REIT	132,607
3,111	Capital One Financial Corp.	208,686
1,773	CBRE Group, Inc., Class A(b)	50,442
7,307	Charles Schwab Corp. (The)	207,665
2,821	Chubb Ltd.	353,358
899	Cincinnati Financial Corp.	67,155
17,830	Citigroup, Inc.	781,132
3,213	Citizens Financial Group, Inc.	71,746
2,057	CME Group, Inc., Class A	210,308
1,064	Comerica, Inc.	48,135
2,046	Crown Castle International Corp. REIT	198,523
892	Digital Realty Trust, Inc. REIT	93,178
2,504	Discover Financial Services	142,327
1,692	E*TRADE Financial Corp.(b)	42,435
422	Equinix, Inc. REIT	157,351
2,220	Equity Residential REIT	150,938
398	Essex Property Trust, Inc. REIT	93,084
760	Extra Space Storage, Inc. REIT	65,375
431	Federal Realty Investment Trust REIT	73,141
4,664	Fifth Third Bancorp	88,523
2,238	Franklin Resources, Inc.	80,993
3,541	General Growth Properties, Inc. REIT	113,135

2,347	Goldman Sachs Group, Inc. (The)	$372,727
2,390	Hartford Financial Services Group, Inc. (The)	95,242
2,838	HCP, Inc. REIT	111,335
4,541	Host Hotels & Resorts, Inc. REIT	80,557
4,853	Huntington Bancshares, Inc.	46,104
723	Intercontinental Exchange, Inc.	191,017
3,007	Invesco Ltd.(c)	87,744
1,453	Iron Mountain, Inc. REIT	59,878
22,214	JPMorgan Chase & Co.	1,421,030
6,582	KeyCorp	77,009
2,549	Kimco Realty Corp. REIT	81,823
641	Legg Mason, Inc.	21,884
2,025	Leucadia National Corp.	36,977
1,453	Lincoln National Corp.	63,453
1,626	Loews Corp.	67,203
966	M&T Bank Corp.	110,665
767	Macerich Co. (The) REIT	68,447
3,166	Marsh & McLennan Cos., Inc.	208,165
6,674	MetLife, Inc.	285,247
1,027	Moody’s Corp.	108,872
9,178	Morgan Stanley	263,684
700	Nasdaq, Inc.	49,532
2,007	Navient Corp.	28,499
1,303	Northern Trust Corp.	88,070
1,888	People’s United Financial, Inc.	28,622
3,034	PNC Financial Services Group, Inc. (The)	250,760
1,637	Principal Financial Group, Inc.	76,333
3,542	Progressive Corp. (The)	115,150
3,191	Prologis, Inc. REIT	173,878
2,685	Prudential Financial, Inc.	202,154
896	Public Storage REIT	214,072
1,564	Realty Income Corp. REIT	111,779
7,695	Regions Financial Corp.	70,563
1,607	S&P Global, Inc.	196,375
1,879	Simon Property Group, Inc. REIT	426,608
609	SL Green Realty Corp. REIT	71,752
2,405	State Street Corp.	158,201
3,044	SunTrust Banks, Inc.	128,731
5,067	Synchrony Financial(b)	141,268
1,508	T. Rowe Price Group, Inc.	106,601
682	Torchmark Corp.	42,195
1,776	Travelers Cos., Inc. (The)	206,407
9,858	U.S. Bancorp	415,712
1,622	UDR, Inc. REIT	60,387
1,444	Unum Group	48,244
2,054	Ventas, Inc. REIT	156,433
1,079	Vornado Realty Trust REIT	115,885
28,067	Wells Fargo & Co.	1,346,374
2,168	Welltower, Inc. REIT	171,987
4,539	Weyerhaeuser Co. REIT	148,516
842	Willis Towers Watson PLC	104,088
1,729	XL Group Ltd. (Ireland)	59,841
1,244	Zions Bancorporation	34,683

		18,028,706

	Health Care - 14.8%
8,926	Abbott Laboratories	399,438
9,825	AbbVie, Inc.	650,710
2,129	Aetna, Inc.	245,282
1,991	Agilent Technologies, Inc.	95,787
1,361	Alexion Pharmaceuticals, Inc.(b)	175,025
2,403	Allergan PLC(b)	607,839
1,115	AmerisourceBergen Corp.	94,987
4,564	Amgen, Inc.	785,145
1,597	Anthem, Inc.	209,750
3,355	Baxter International, Inc.	161,107
1,290	Becton, Dickinson and Co.	227,040
1,331	Biogen, Inc.(b)	385,897
8,243	Boston Scientific Corp.(b)	200,140
10,140	Bristol-Myers Squibb Co.	758,573
446	C.R. Bard, Inc.	99,784
1,979	Cardinal Health, Inc.	165,444
4,706	Celgene Corp.(b)	527,966

Schedule of Investments(a)

1,035	Centene Corp.(b)	$73,019
1,827	Cerner Corp.(b)	113,986
1,557	Cigna Corp.	200,791
3,640	Danaher Corp.	296,442
991	DaVita HealthCare Partners, Inc.(b)	76,842
1,423	DENTSPLY Sirona, Inc.	91,129
1,287	Edwards Lifesciences Corp.(b)	147,387
5,901	Eli Lilly & Co.	489,134
1,245	Endo International PLC(b)	21,613
3,845	Express Scripts Holding Co.(b)	292,489
8,091	Gilead Sciences, Inc.	642,992
1,829	HCA Holdings, Inc.(b)	141,071
498	Henry Schein, Inc.(b)	90,128
1,473	Hologic, Inc.(b)	56,696
905	Humana, Inc.	156,158
894	Illumina, Inc.(b)	148,717
232	Intuitive Surgical, Inc.(b)	161,416
16,710	Johnson & Johnson	2,092,593
622	Laboratory Corp. of America Holdings(b)	86,806
664	Mallinckrodt PLC(b)	44,714
1,368	McKesson Corp.	266,158
8,543	Medtronic PLC	748,623
16,816	Merck & Co., Inc.	986,427
2,594	Mylan NV(b)	121,373
506	Patterson Cos., Inc.	24,976
662	PerkinElmer, Inc.	37,681
870	Perrigo Co. PLC	79,509
36,844	Pfizer, Inc.	1,359,175
859	Quest Diagnostics, Inc.	74,183
474	Regeneron Pharmaceuticals, Inc.(b)	201,507
1,726	St. Jude Medical, Inc.	143,327
1,908	Stryker Corp.	221,862
2,390	Thermo Fisher Scientific, Inc.	379,628
5,776	UnitedHealth Group, Inc.	827,123
545	Universal Health Services, Inc., Class B	70,594
578	Varian Medical Systems, Inc.(b)	54,760
1,503	Vertex Pharmaceuticals, Inc.(b)	145,791
492	Waters Corp.(b)	78,194
1,211	Zimmer Biomet Holdings, Inc.	158,811
2,773	Zoetis, Inc.	139,953

		17,333,692

	Industrials - 9.6%
3,685	3M Co.	657,257
267	Acuity Brands, Inc.	70,069
749	Alaska Air Group, Inc.	50,348
581	Allegion PLC	42,059
3,512	American Airlines Group, Inc.	124,676
1,418	AMETEK, Inc.	66,689
3,637	Boeing Co. (The)	486,121
867	C.H. Robinson Worldwide, Inc.	60,361
3,547	Caterpillar, Inc.	293,550
527	Cintas Corp.	56,531
5,807	CSX Corp.	164,512
963	Cummins, Inc.	118,228
1,813	Deere & Co.	140,888
4,687	Delta Air Lines, Inc.	181,621
943	Dover Corp.	67,359
221	Dun & Bradstreet Corp. (The)	28,564
2,782	Eaton Corp. PLC	176,407
3,908	Emerson Electric Co.	218,457
723	Equifax, Inc.	95,769
1,106	Expeditors International of Washington,
	Inc.	54,670
1,754	Fastenal Co.	74,984
1,516	FedEx Corp.	245,440
792	Flowserve Corp.	37,897
846	Fluor Corp.	45,278
1,820	Fortive Corp.(b)	87,742
932	Fortune Brands Home & Security, Inc.	58,968
1,745	General Dynamics Corp.	256,323
55,863	General Electric Co.	1,739,574
4,630	Honeywell International, Inc.	538,608
1,964	Illinois Tool Works, Inc.	226,646

1,563	Ingersoll-Rand PLC	$103,564
541	J.B. Hunt Transport Services, Inc.	44,973
741	Jacobs Engineering Group, Inc.(b)	39,658
656	Kansas City Southern	63,048
467	L-3 Communications Holdings, Inc.	70,811
1,590	Lockheed Martin Corp., Class W	401,841
2,021	Masco Corp.	73,726
2,192	Nielsen Holdings PLC	118,061
1,796	Norfolk Southern Corp.	161,245
1,097	Northrop Grumman Corp.	237,643
2,128	PACCAR, Inc.	125,488
818	Parker-Hannifin Corp.	93,407
1,098	Pentair PLC (United Kingdom)	70,074
1,146	Pitney Bowes, Inc.	22,129
918	Quanta Services, Inc.(b)	23,501
1,803	Raytheon Co.	251,573
1,441	Republic Services, Inc.	73,866
798	Robert Half International, Inc.	29,159
791	Rockwell Automation, Inc.	90,490
791	Rockwell Collins, Inc.	66,934
615	Roper Technologies, Inc.	104,771
326	Ryder System, Inc.	21,483
354	Snap-on, Inc.	55,638
3,880	Southwest Airlines Co.	143,599
912	Stanley Black & Decker, Inc.	110,990
516	Stericycle, Inc.(b)	46,579
1,632	Textron, Inc.	63,648
322	TransDigm Group, Inc.(b)	90,005
2,585	Tyco International PLC	117,798
5,110	Union Pacific Corp.	475,486
2,039	United Continental Holdings, Inc.(b)	95,609
4,194	United Parcel Service, Inc., Class B	453,371
538	United Rentals, Inc.(b)	42,863
4,728	United Technologies Corp.	508,969
940	Verisk Analytics, Inc.(b)	80,163
343	W.W. Grainger, Inc.	75,066
2,510	Waste Management, Inc.	165,961
1,086	Xylem, Inc.	51,922

		11,330,708

	Information Technology - 20.1%
3,789	Accenture PLC, Class A	427,437
3,094	Activision Blizzard, Inc.	124,255
3,039	Adobe Systems, Inc.(b)	297,397
1,067	Akamai Technologies, Inc.(b)	53,916
358	Alliance Data Systems Corp.(b)	82,920
1,784	Alphabet, Inc., Class A(b)	1,411,751
1,794	Alphabet, Inc., Class C(b)	1,379,209
1,870	Amphenol Corp., Class A	111,302
1,867	Analog Devices, Inc.	119,171
33,275	Apple, Inc.	3,467,588
6,617	Applied Materials, Inc.	173,961
1,365	Autodesk, Inc.(b)	81,149
2,767	Automatic Data Processing, Inc.	246,125
2,253	Broadcom Ltd. (Singapore)	364,941
1,797	CA, Inc.	62,266
30,555	Cisco Systems, Inc.	932,844
942	Citrix Systems, Inc.(b)	83,961
3,681	Cognizant Technology Solutions Corp.,
	Class A(b)	211,621
6,533	Corning, Inc.	145,163
833	CSRA, Inc.	22,424
6,421	eBay, Inc.(b)	200,078
1,832	Electronic Arts, Inc.(b)	139,818
11,866	EMC Corp.	335,571
407	F5 Networks, Inc.(b)	50,232
14,044	Facebook, Inc., Class A(b)	1,740,613
1,685	Fidelity National Information Services, Inc.	134,008
467	First Solar, Inc.(b)	21,800
1,351	Fiserv, Inc.(b)	149,096
837	FLIR Systems, Inc.	27,269
936	Global Payments, Inc.	69,882
758	Harris Corp.	65,658
10,094	Hewlett Packard Enterprise Co.	212,176

Schedule of Investments(a)

10,392	HP, Inc.	$145,592
28,685	Intel Corp.	999,959
5,366	International Business Machines Corp.	861,887
1,554	Intuit, Inc.	172,478
2,146	Juniper Networks, Inc.	48,693
946	KLA-Tencor Corp.	71,622
969	Lam Research Corp.	86,987
1,453	Linear Technology Corp.	87,166
5,897	MasterCard, Inc., Class A	561,630
1,305	Microchip Technology, Inc.	72,610
6,300	Micron Technology, Inc.(b)	86,562
47,752	Microsoft Corp.	2,706,583
965	Motorola Solutions, Inc.	66,952
1,755	NetApp, Inc.	46,244
3,082	NVIDIA Corp.	175,982
18,908	Oracle Corp.	775,984
1,947	Paychex, Inc.	115,418
6,700	PayPal Holdings, Inc.(b)	249,508
775	Qorvo, Inc.(b)	49,003
8,924	QUALCOMM, Inc.	558,464
1,102	Red Hat, Inc.(b)	82,970
3,869	salesforce.com, inc.(b)	316,484
1,813	Seagate Technology PLC	58,070
1,156	Skyworks Solutions, Inc.	76,319
3,719	Symantec Corp.	75,979
2,172	TE Connectivity Ltd. (Switzerland)	130,928
790	Teradata Corp.(b)	22,420
6,100	Texas Instruments, Inc.	425,475
1,026	Total System Services, Inc.	52,244
580	VeriSign, Inc.(b)	50,234
11,572	Visa, Inc., Class A	903,195
1,709	Western Digital Corp.	81,195
2,983	Western Union Co. (The)	59,660
5,784	Xerox Corp.	59,575
1,541	Xilinx, Inc.	78,714
5,310	Yahoo!, Inc.(b)	202,789

		23,561,177

	Materials - 2.8%
1,182	Air Products & Chemicals, Inc.	176,614
683	Albemarle Corp.	57,488
7,989	Alcoa, Inc.	84,843
542	Avery Dennison Corp.	42,216
1,057	Ball Corp.	74,698
1,416	CF Industries Holdings, Inc.	34,947
6,821	Dow Chemical Co. (The)	366,083
5,308	E.I. du Pont de Nemours & Co.	367,154
903	Eastman Chemical Co.	58,903
1,603	Ecolab, Inc.	189,763
813	FMC Corp.	38,650
7,607	Freeport-McMoRan, Inc.	98,587
484	International Flavors & Fragrances, Inc.	64,493
2,497	International Paper Co.	114,388
2,073	LyondellBasell Industries NV, Class A	156,014
387	Martin Marietta Materials, Inc.	78,426
2,653	Monsanto Co.	283,261
2,124	Mosaic Co. (The)	57,348
3,223	Newmont Mining Corp.	141,812
1,930	Nucor Corp.	103,525
984	Owens-Illinois, Inc.(b)	18,489
1,616	PPG Industries, Inc.	169,211
1,733	Praxair, Inc.	201,964
1,197	Sealed Air Corp.	56,475
478	Sherwin-Williams Co. (The)	143,271
809	Vulcan Materials Co.	100,300
1,534	WestRock Co.	65,824

		3,344,747

	Telecommunication Services - 2.7%
37,398	AT&T, Inc.	1,618,959
3,318	CenturyLink, Inc.	104,318
7,125	Frontier Communications Corp.	37,050
1,760	Level 3 Communications, Inc.(b)	89,056
24,763	Verizon Communications, Inc.	1,372,118

		3,221,501

	Utilities - 3.4%
4,003	AES Corp. (The)	$49,437
1,380	Alliant Energy Corp.	55,545
1,474	Ameren Corp.	77,297
2,984	American Electric Power Co., Inc.	206,791
1,080	American Water Works Co., Inc.	89,186
2,615	CenterPoint Energy, Inc.	62,551
1,695	CMS Energy Corp.	76,580
1,847	Consolidated Edison, Inc.	147,908
3,743	Dominion Resources, Inc.	292,029
1,091	DTE Energy Co.	106,394
4,185	Duke Energy Corp.	358,194
1,979	Edison International	153,135
1,086	Entergy Corp.	88,390
1,926	Eversource Energy	112,652
5,600	Exelon Corp.	208,768
2,579	FirstEnergy Corp.	90,059
2,803	NextEra Energy, Inc.	359,597
1,953	NiSource, Inc.	50,114
1,913	NRG Energy, Inc.	26,476
3,013	PG&E Corp.	192,651
675	Pinnacle West Capital Corp.	53,237
4,112	PPL Corp.	155,064
3,074	Public Service Enterprise Group, Inc.	141,435
868	SCANA Corp.	65,048
1,440	Sempra Energy	161,107
5,701	Southern Co. (The)	305,003
1,917	WEC Energy Group, Inc.	124,432
3,086	Xcel Energy, Inc.	135,722

		3,944,802

	Total Investments (Cost $110,919,753)(d) - 97.5%	114,459,719
	Other assets less liabilities - 2.5%	2,907,736

	Net Assets - 100.0%	$117,367,455

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Ltd.	$293,057	$1,676	$(176,320)	$12,538	$(43,207)	$87,744	$6,089

(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $134,989,721. The net unrealized depreciation was $20,530,002, which consisted of aggregate gross unrealized appreciation of $4,477,556 and aggregate gross unrealized depreciation of $25,007,558.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of July 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Multi-Strategy Alternative Portfolio
Equity Securities	$10,984,319	$—	$—	$10,984,319
Forward Foreign Currency Contracts(a)	—	(21,373)	—	(21,373)
Futures(a)	(80,153)	—	—	(80,153)

Total Investments	$10,904,166	$(21,373)	$—	$10,882,793

(a)	Unrealized appreciation (depreciation).

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2016:

	Value
	PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
Risk Exposure/ Derivative Type	Assets	Liabilities	Assets	Liabilities
Currency risk:	$10,044	$(31,417)	$—	$—
Forward foreign currency contracts
Equity risk:	35,011	(129,693)	—	(286,099)
Futures contracts(a)
Interest rate risk:	14,529	—	—	—
Futures contracts(a)

Total	$59,584	$(161,110)	$—	$(286,099)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$—	$68,770	$—
Equity risk	(482,225)	—	(10,119,659)
Interest rate risk	(128,264)	—	—
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	—	(32,650)	—
Equity risk	457,490	—	(894,348)
Interest rate risk	(10,307)	—	—

Total	$(163,306)	$36,120	$(11,014,007)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Futures contracts	$36,015,080	$49,534,566
Forward foreign currency contracts	$4,020,233	—

PowerShares Multi-Strategy Alternative Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	27	September-2016/Short	$(443,475)	$35,011
CBOE Volatility Index (VIX) Futures	7	October-2016/Long	126,175	(3,837)
CBOE Volatility Index (VIX) Futures	15	November-2016/Long	273,375	(10,435)
S&P 500 E-Mini Futures	39	September-2016/Short	(4,227,990)	(115,421)

Subtotal - Equity Risk				$(94,682)

Eurodollar Futures	94	June-2017/Long	23,290,850	14,529

Subtotal - Interest Rate Risk				$14,529

Total Futures Contracts				$(80,153)

PowerShares Multi-Strategy Alternative Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
8/22/2016	Morgan Stanley	CHF	689,256	USD	701,500	$714,104	$(12,604)
8/22/2016	Morgan Stanley	EUR	1,282,113	USD	1,420,500	1,434,964	(14,464)
8/22/2016	Morgan Stanley	JPY	2,918,308	USD	27,600	28,497	(897)
8/22/2016	Morgan Stanley	SEK	3,001,402	USD	351,100	352,100	(1,000)
8/22/2016	Morgan Stanley	USD	1,198,200	AUD	1,581,720	1,201,247	3,047
8/22/2016	Morgan Stanley	USD	857,300	CAD	1,114,596	854,848	(2,452)
8/22/2016	Morgan Stanley	USD	445,400	NZD	627,948	452,397	6,997

Total Forward Foreign Currency Contracts - Currency Risk							$(21,373)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

PowerShares S&P 500® Downside Hedged Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	97	August-2016/Long	$1,341,025	$(221,278)
CBOE Volatility Index (VIX) Futures	52	September-2016/Long	854,100	(41,932)
CBOE Volatility Index (VIX) Futures	8	November-2016/Long	145,800	(5,329)
CBOE Volatility Index (VIX) Futures	13	December-2016/Long	238,875	(8,220)
CBOE Volatility Index (VIX) Futures	12	January-2017/Long	232,200	(6,928)
CBOE Volatility Index (VIX) Futures	5	February-2017/Long	97,875	(2,412)

Total Futures Contracts - Equity Risk				$(286,099)

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2016

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	9/28/2016